UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:	BlackRock Funds II
BlackRock 20/80 Target Allocation Fund
BlackRock 40/60 Target Allocation Fund
BlackRock 60/40 Target Allocation Fund
BlackRock 80/20 Target Allocation Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 50
Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2024

Date of reporting period: 03/31/2024

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

MARCH 31, 2024

2024 Semi-Annual Report (Unaudited)

BlackRock Funds II

•	BlackRock 20/80 Target Allocation Fund
•	BlackRock 40/60 Target Allocation Fund
•	BlackRock 60/40 Target Allocation Fund
•	BlackRock 80/20 Target Allocation Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended March 31, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’ advance was slower but still robust. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.

The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the ongoing rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2024
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	23.48%	29.88%
U.S. small cap equities (Russell 2000® Index)	19.94	19.71
International equities (MSCI Europe, Australasia, Far East Index)	16.81	15.32
Emerging market equities (MSCI Emerging Markets Index)	10.42	8.15
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.68	5.24
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	4.88	(2.44)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	5.99	1.70
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.48	3.13
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	8.73	11.15
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of March 31, 2024	BlackRock Target Allocation Funds

Portfolio Management Commentary

How did the Funds perform?

BlackRock 20/80 Target Allocation Fund

For the six-month period ended March 31, 2024, all of the Fund’s share classes outperformed its reference benchmark (MSCI All Country World Index (the “MSCI ACWI Index”) (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%)) with the exception of its Investor C shares which underperformed and its Class R shares which performed in line. For the same period, all of the Fund’s share classes outperformed the Bloomberg U.S. Universal Index.

BlackRock 40/60 Target Allocation Fund

For the six-month period ended March 31, 2024, all of the Fund’s share classes underperformed its reference benchmark (MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%)) with the exception of its Institutional shares which performed in line and its Class K shares which outperformed. For the same period, all of the Fund’s share classes underperformed the MSCI ACWI Index.

BlackRock 60/40 Target Allocation Fund

For the six-month period ended March 31, 2024, the Fund’s Institutional and Class K share classes outperformed its reference benchmark (MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%)) while its Investor C and Class R shares underperformed and its Investor A shares performed in line. For the same period, all of the Fund’s share classes underperformed the MSCI ACWI Index.

BlackRock 80/20 Target Allocation Fund

For the six-month period ended March 31, 2024, all of the Fund’s share classes outperformed its reference benchmark (MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%)) with the exception of its Investor C shares which underperformed and its Class R shares which performed in line. For the same period, all of the Fund’s share classes underperformed the MSCI ACWI Index.

What factors influenced performance?

BlackRock 20/80 Target Allocation Fund

In BlackRock 20/80 Target Allocation Fund, an overweight in U.S. equities and positions in long-duration U.S. Treasuries, investment-grade corporate bonds, convertible securities, and emerging market bonds contributed to performance. Holdings in floating-rate bonds, a strategic income fund, U.S. Treasury Inflation Protected Securities, and European value stocks detracted.

BlackRock 40/60 Target Allocation Fund

In BlackRock 40/60 Target Allocation Fund, an overweight in U.S. equities and positions in investment-grade corporate bonds, long-duration U.S. Treasuries, European growth stocks, and emerging market bonds contributed to performance. Holdings in floating-rate bonds, European value stocks, energy stocks, a total return fixed-income fund, and a sustainable stock fund detracted.

BlackRock 60/40 Target Allocation Fund

In BlackRock 60/40 Target Allocation Fund, an overweight in equities and positions in U.S. technology stocks, European growth stocks, sustainable stocks, long duration U.S. Treasuries, and emerging market stocks (ex China) contributed. Holdings in floating-rate bonds, energy stocks, European value stocks, and a total return fixed-income fund in detracted.

BlackRock 80/20 Target Allocation Fund

In BlackRock 80/20 Target Allocation Fund, an overweight in equities and positions in European growth stocks, technology stocks, an unconstrained equity fund, emerging market stocks (ex China), sustainable stocks, and long duration U.S. Treasuries contributed. Holdings in European value stocks, energy stocks, and floating-rate bonds detracted.

Describe recent portfolio activity.

The Funds moved to an overweight in equities, increased their exposure to the quality factor, and trimmed their positions in floating-rate bonds. In all funds except BlackRock 20/80 Target Allocation Fund, they switched their emerging markets position to emerging markets ex China.

Describe the Funds’ positioning at period end.

The Funds were overweight in equities, particularly in the United States, and overweight in the growth style and quality factor. In fixed income, the Funds had a neutral duration, a small overweight in the emerging markets, and a modest underweight in high yield.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2024 (continued)	BlackRock 20/80 Target Allocation Fund

Investment Objective

BlackRock 20/80 Target Allocation Fund’s (the “Fund”) investment objective is to seek a balance between long term capital appreciation and high current income, with an emphasis on income.

Performance

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	9.59%	6.72%	N/A	3.20%	N/A	3.61%	N/A
Investor A	9.39	6.26	0.69%	2.85	1.75%	3.25	2.69%
Investor C	9.00	5.55	4.55	2.10	2.10	2.64	2.64
Class K	9.62	6.64	N/A	3.22	N/A	3.63	N/A
Class R	9.21	5.98	N/A	2.54	N/A	2.95	N/A
MSCI ACWI Index (14%)/MSCI USA Index (6%)/ Bloomberg U.S. Universal Index (80%)(c)	9.22	6.94	N/A	3.11	N/A	3.55	N/A
Bloomberg U.S. Universal Index(d)	6.33	2.67	N/A	0.69	N/A	1.83	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) an amount equal to 20% of its assets and exposure to fixed-income securities in an amount equal to 80% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Conservative Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (14%), MSCI USA Index (6%) and Bloomberg U.S. Universal Index (80%).
(d)

An index that measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment-grade or high yield. The index includes U.S. Treasury bonds, investment-grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical 5% Return

	Beginning Account Value (10/01/23)	Ending Account Value (03/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/23)	Ending Account Value (03/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

Institutional	$ 1,000.00	$ 1,095.90	$ 0.56		$ 1,000.00	$ 1,024.47	$ 0.56		0.11%

Investor A	1,000.00	1,093.90	2.34		1,000.00	1,022.77	2.28		0.45

Investor C	1,000.00	1,090.00	6.25		1,000.00	1,019.02	6.06		1.20

Class K	1,000.00	1,096.20	0.46		1,000.00	1,024.57	0.46		0.09
Class R	1,000.00	1,092.10	3.82		1,000.00	1,021.35	3.69		0.73

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Because the Fund invests in master portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”), the expense example reflects the expenses of both the Fund and the Master Portfolios in which it invests. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratios.

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments

Fixed-Income Funds	75%

Equity Funds	23

Short-Term Securities	2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments

Master Total Return Portfolio	20%

iShares Core Total USD Bond Market ETF	17

BlackRock Strategic Income Opportunities Portfolio, Class K	12

iShares Core S&P 500 ETF	10

BlackRock U.S. Mortgage Portfolio	8

iShares 20+ Year Treasury Bond ETF	6

iShares MSCI U.S.A. Quality Factor ETF	5

iShares Treasury Floating Rate Bond ETF	3

iShares MSCI EAFE Value ETF	3

iShares Convertible Bond ETF	3

F U N D S U M M A R Y	5

Fund Summary as of March 31, 2024 (continued)	BlackRock 20/80 Target Allocation Fund

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

6	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2024	BlackRock 40/60 Target Allocation Fund

Investment Objective

BlackRock 40/60 Target Allocation Fund’s (the “Fund”) investment objective is to seek a balance between long term capital appreciation and high current income, with an emphasis on income.

Performance

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	12.19%	10.84%	N/A	5.94%	N/A	5.46%	N/A

Investor A	11.98	10.43	4.63%	5.58	4.45%	5.10	4.54%

Investor C	11.59	9.64	8.64	4.79	4.79	4.47	4.47

Class K	12.20	10.86	N/A	5.96	N/A	5.48	N/A

Class R	11.94	10.29	N/A	5.42	N/A	4.94	N/A

MSCI ACWI Index (28%)/MSCI USA Index (12%)/ Bloomberg U.S. Universal Index (60%)(c)	12.14	11.32	N/A	5.46	N/A	5.20	N/A

MSCI ACWI Index(d)	20.14	23.22	N/A	10.92	N/A	8.66	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 40% of its assets and exposure to fixed-income securities in an amount equal to 60% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Moderate Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (28%), MSCI USA Index (12%) and Bloomberg U.S. Universal Index (60%).
(d)	An index that captures large- and mid-cap representation across certain developed and emerging markets.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical 5% Return

	Beginning Account Value (10/01/23)	Ending Account Value (03/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/23)	Ending Account Value (03/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,121.90	$0.56		$1,000.00	$1,024.47	$0.56		0.11%
Investor A	1,000.00	1,119.80	2.36		1,000.00	1,022.77	2.28		0.45
Investor C	1,000.00	1,115.90	6.32		1,000.00	1,019.02	6.06		1.20
Class K	1,000.00	1,122.00	0.46		1,000.00	1,024.57	0.46		0.09
Class R	1,000.00	1,119.40	3.21		1,000.00	1,021.97	3.08		0.61

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Because the Fund invests in master portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”), the expense example reflects the expenses of both the Fund and the Master Portfolios in which it invests. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratios.

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments
Fixed-Income Funds	56%
Equity Funds	42
Short-Term Securities	2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments
Master Total Return Portfolio	18%
iShares Core S&P 500 ETF	16
iShares Core Total USD Bond Market ETF	12
BlackRock Strategic Income Opportunities Portfolio, Class K	8
iShares MSCI U.S.A. Quality Factor ETF	7
BlackRock U.S. Mortgage Portfolio	6
iShares 20+ Year Treasury Bond ETF	5
iShares MSCI EAFE Value ETF	3
iShares S&P 500 Growth ETF	3
iShares TIPS Bond ETF	3

F U N D S U M M A R Y	7

Fund Summary as of March 31, 2024 (continued)	BlackRock 40/60 Target Allocation Fund

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

8	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2024	BlackRock 60/40 Target Allocation Fund

Investment Objective

BlackRock 60/40 Target Allocation Fund’s (the “Fund”) investment objective is to seek long term capital appreciation. Current income is also a consideration.

Performance

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	15.37%	15.71%	N/A	8.25%	N/A	6.91%	N/A

Investor A	15.11	15.28	9.23%	7.87	6.71%	6.53	5.96%

Investor C	14.67	14.50	13.50	7.06	7.06	5.89	5.89

Class K	15.39	15.73	N/A	8.27	N/A	6.92	N/A

Class R	15.02	15.11	N/A	7.66	N/A	6.34	N/A

MSCI ACWI Index (42%)/MSCI USA Index (18%)/ Bloomberg U.S. Universal Index (40%)(c)	15.09	15.82	N/A	7.73	N/A	6.79	N/A

MSCI ACWI Index(d)	20.14	23.22	N/A	10.92	N/A	8.66	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 60% of its assets and exposure to fixed-income securities in an amount equal to 40% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Growth Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (42%), MSCI USA Index (18%) and Bloomberg U.S. Universal Index (40%).
(d)	An index that captures large- and mid-cap representation across certain developed and emerging markets.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical 5% Return

	Beginning Account Value (10/01/23)	Ending Account Value (03/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/23)	Ending Account Value (03/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,153.70	$0.55		$1,000.00	$1,024.49	$0.51		0.10%
Investor A	1,000.00	1,151.10	2.37		1,000.00	1,022.79	2.23		0.44
Investor C	1,000.00	1,146.70	6.38		1,000.00	1,019.05	6.01		1.19
Class K	1,000.00	1,153.90	0.44		1,000.00	1,024.59	0.40		0.08
Class R	1,000.00	1,150.20	3.40		1,000.00	1,021.84	3.18		0.63

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Because the Fund invests in master portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”), the expense example reflects the expenses of both the Fund and the Master Portfolios in which it invests. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratios.

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments
Equity Funds	62%
Fixed-Income Funds	36
Short-Term Securities	2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments
iShares Core S&P 500 ETF	21%
Master Total Return Portfolio	12
iShares MSCI U.S.A. Quality Factor ETF	10
iShares Core Total USD Bond Market ETF	8
BlackRock Strategic Income Opportunities Portfolio, Class K	6
iShares MSCI EAFE Value ETF	5
iShares S&P 500 Growth ETF	5
BlackRock U.S. Mortgage Portfolio	5
iShares S&P 500 Value ETF	4
iShares 20+ Year Treasury Bond ETF	3

F U N D S U M M A R Y	9

Fund Summary as of March 31, 2024 (continued)	BlackRock 60/40 Target Allocation Fund

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

10	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2024	BlackRock 80/20 Target Allocation Fund

Investment Objective

BlackRock 80/20 Target Allocation Fund’s (the “Fund”) investment objective is to seek long term capital appreciation. Current income is not a consideration.

Performance

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	18.30%	20.38%	N/A	10.54%	N/A	8.34%	N/A

Investor A	18.20	19.99	13.70%	10.16	8.98%	7.97	7.39%

Investor C	17.69	19.12	18.12	9.34	9.34	7.32	7.32

Class K	18.39	20.47	N/A	10.57	N/A	8.36	N/A

Class R	18.02	19.83	N/A	9.98	N/A	7.79	N/A

MSCI ACWI Index (56%)/MSCI USA Index (24%)/ Bloomberg U.S. Universal Index (20%)(c)	18.07	20.42	N/A	9.91	N/A	8.31	N/A

MSCI ACWI Index(d)	20.14	23.22	N/A	10.92	N/A	8.66	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 80% of its assets and exposure to fixed-income securities in an amount equal to 20% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Aggressive Growth Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (56%), MSCI USA Index (24%) and Bloomberg U.S. Universal Index (20%).
(d)	An index that captures large- and mid-cap representation across certain developed and emerging markets.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical 5% Return

	Beginning Account Value (10/01/23)	Ending Account Value (03/31/24)	Expenses Paid During the Period	(a)	Beginning Account Value (10/01/23)	Ending Account Value (03/31/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,183.00	$0.52		$1,000.00	$1,024.52	$0.51		0.10%
Investor A	1,000.00	1,182.00	2.37		1,000.00	1,022.82	2.23		0.44
Investor C	1,000.00	1,176.90	6.45		1,000.00	1,019.07	6.01		1.19
Class K	1,000.00	1,183.90	0.41		1,000.00	1,024.62	0.40		0.08
Class R	1,000.00	1,180.20	3.24		1,000.00	1,022.02	3.03		0.60

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Because the Fund invests in master portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”), the expense example reflects the expenses of both the Fund and the Master Portfolios in which it invests. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratios.

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments
Equity Funds	83%
Fixed-Income Funds	17
Short-Term Securities	—(a)

TEN LARGEST HOLDINGS

Security	Percent of Total Investments
iShares Core S&P 500 ETF	26%
iShares MSCI U.S.A. Quality Factor ETF	13
iShares S&P 500 Growth ETF	7
Master Total Return Portfolio	6
iShares S&P 500 Value ETF	6
iShares MSCI EAFE Value ETF	5
iShares MSCI EAFE Growth ETF	5
iShares Core Total USD Bond Market ETF	5
iShares MSCI U.S.A. Momentum Factor ETF	4
BlackRock Unconstrained Equity Fund	4

(a)	Amount is less than 1%.

F U N D S U M M A R Y	11

Fund Summary as of March 31, 2024 (continued)	BlackRock 80/20 Target Allocation Fund

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

12	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of each Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	13

Schedule of Investments (unaudited) March 31, 2024	BlackRock 20/80 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 23.1%
iShares Core S&P 500 ETF	86,904	$45,688,040
iShares MSCI EAFE Value ETF	242,655	13,200,432
iShares MSCI U.S.A. Momentum Factor ETF	23,892	4,476,166
iShares MSCI U.S.A. Quality Factor ETF	136,860	22,492,941
iShares S&P 500 Growth ETF	106,462	8,989,651
iShares S&P 500 Value ETF	46,800	8,742,708

		103,589,938

Fixed-Income Funds — 76.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	5,724,806	53,927,668
BlackRock U.S. Mortgage Portfolio	4,011,518	35,542,049
iShares 20+ Year Treasury Bond ETF	325,144	30,765,125
iShares Convertible Bond ETF	164,931	13,166,442
iShares Core Total USD Bond Market ETF	1,676,419	76,427,942
iShares J.P. Morgan USD Emerging Markets Bond ETF(b)	146,053	13,096,573
iShares TIPS Bond ETF	122,301	13,136,351
iShares Treasury Floating Rate Bond ETF	273,199	13,848,457
Master Total Return Portfolio	5,607,881	94,322,392

		344,232,999

Total Long-Term Investments — 99.9% (Cost: $443,076,567)		447,822,937

Security	Shares	Value
Short-Term Securities

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(a)(c)(d)	7,306,619	$7,309,542
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.19%(a)(c)	46,709	46,709

Total Short-Term Securities — 1.6% (Cost: $7,356,253)		7,356,251

Total Investments — 101.5% (Cost: $450,432,820)		455,179,188

Liabilities in Excess of Other Assets — (1.5)%		(6,821,679)

Net Assets — 100.0%		$448,357,509

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares/ Investment Value Held at 03/31/24	Income (Expense)		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$7,309,544	(a)	$—		$—	$(2)	$7,309,542	7,306,619	$345	(b)	$—
BlackRock Emerging Markets Fund, Inc., Class K(c)	4,360,049	208,237		(4,908,738)		58,921	281,531	—	—	52,078		—
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,139,965	—		(1,093,256	)(a)	—	—	46,709	46,709	14,291		—
BlackRock Strategic Income Opportunities Portfolio, Class K	—	53,987,172		(289,042)		564	228,974	53,927,668	5,724,806	116,431		—
BlackRock Sustainable Advantage Large Cap Core Fund(c)	10,670,260	463,461		(13,258,963)		2,905,071	(779,829)	—	—	73,564		—

14	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock 20/80 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares/ Investment Value Held at 03/31/24	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock U.S. Mortgage Portfolio	$23,299,570	$12,831,430	$(1,650,607)	$ (44,621)	$1,106,277	$35,542,049	4,011,518	$700,412	$—
iShares 20+ Year Treasury Bond ETF	25,205,964	5,247,460	(1,757,764)	(161,537)	2,231,002	30,765,125	325,144	548,069	—
iShares Convertible Bond ETF	4,210,453	8,872,137	(317,229)	(5,381)	406,462	13,166,442	164,931	57,351	—
iShares Core S&P 500 ETF	43,069,252	12,796,913	(21,101,106)	1,898,144	9,024,837	45,688,040	86,904	362,562	—
iShares Core Total USD Bond Market ETF	100,380,307	20,789,928	(47,820,475)	(4,053,522)	7,131,704	76,427,942	1,676,419	1,785,272	—
iShares GSCI Commodity Dynamic Roll Strategy ETF(c)	—	—	—	—	—	—	—	141	—
iShares High Yield Systematic Bond ETF(c)	—	17,699,200	(17,991,020)	291,820	—	—	—	299,511	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(c)	16,787,697	845,437	(18,865,287)	294,999	937,154	—	—	257,224	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	6,570,738	6,316,808	(439,633)	(4,168)	652,828	13,096,573	146,053	173,757	—
iShares MSCI EAFE Growth ETF(c)	6,157,332	188,700	(7,159,603)	1,585,538	(771,967)	—	—	32,399	—
iShares MSCI EAFE Value ETF	12,254,714	4,363,158	(4,367,195)	(223,899)	1,173,654	13,200,432	242,655	165,092	—
iShares MSCI U.S.A. Momentum Factor ETF	—	4,447,018	(24,086)	304	52,930	4,476,166	23,892	3,895	—
iShares MSCI U.S.A. Quality Factor ETF	6,509,240	22,650,149	(7,795,223)	1,566,898	(438,123)	22,492,941	136,860	76,963	—
iShares S&P 100 ETF(c)	—	4,271,441	(4,887,870)	616,429	—	—	—	13,492	—
iShares S&P 500 Growth ETF	—	8,952,142	(48,166)	482	85,193	8,989,651	106,462	8,940	—
iShares S&P 500 Value ETF	—	8,478,548	(153,336)	819	416,677	8,742,708	46,800	39,463	—
iShares TIPS Bond ETF	12,892,396	588,230	(806,739)	(12,848)	475,312	13,136,351	122,301	110,303	—
iShares Treasury Floating Rate Bond ETF	44,544,291	2,649,263	(33,248,776)	(14,489)	(81,832)	13,848,457	273,199	1,095,505	—

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock 20/80 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares/ Investment Value Held at 03/31/24	Income (Expense)		Capital Gain Distributions from Underlying Funds
iShares U.S. Technology ETF(c)	$—	$4,277,714	$(5,324,919)		$1,047,205	$—	$—	—	$8,808		$—
Master Total Return Portfolio	105,586,229	—	(15,337,816	)(a)(d)	(1,105,448)	5,179,427	94,322,392	5,607,881	2,720,513		—
SL Liquidity Series, LLC, Money Market Series(c)	29,374,486	—	(29,380,782	)(a)	6,529	(233)	—	—	57,639	(b)	—

					$4,647,810	$27,311,976	$455,179,188		$8,774,020		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$353,500,545	$—	$—	$353,500,545
Short-Term Securities
Money Market Funds	7,356,251	—	—	7,356,251

	$360,856,796	$—	$—	360,856,796

Investments valued at NAV(a)				94,322,392

				$455,179,188

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

16	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) March 31, 2024	BlackRock 40/60 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 43.1%
BlackRock Unconstrained Equity Fund(b)	868,521	$12,619,613
iShares Core S&P 500 ETF	194,609	102,311,790
iShares MSCI EAFE Growth ETF(c)	171,328	17,782,133
iShares MSCI EAFE Value ETF	365,030	19,857,632
iShares MSCI Emerging Markets ex China ETF	218,152	12,559,011
iShares MSCI U.S.A. Momentum Factor ETF	67,290	12,606,781
iShares MSCI U.S.A. Quality Factor ETF	302,757	49,758,113
iShares S&P 500 Growth ETF	224,878	18,988,698
iShares S&P 500 Value ETF	72,495	13,542,791
iShares U.S. Technology ETF	85,837	11,593,145

		271,619,707

Fixed-Income Funds — 56.9%
BlackRock Strategic Income Opportunities Portfolio, Class K	5,374,530	50,628,072
BlackRock U.S. Mortgage Portfolio	4,176,328	37,002,267
iShares 20+ Year Treasury Bond ETF	341,329	32,296,550
iShares Convertible Bond ETF	159,658	12,745,498
iShares Core Total USD Bond Market ETF	1,668,446	76,064,453
iShares J.P. Morgan USD Emerging Markets Bond ETF(c)	130,776	11,726,684
iShares TIPS Bond ETF	167,188	17,957,663
Master Total Return Portfolio	$120,060,443	120,060,443

		358,481,630

Total Long-Term Investments — 100.0% (Cost: $596,429,743)		630,101,337

Security	Shares	Value
Short-Term Securities

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(a)(d)(e)	13,734,726	$13,740,220
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.19%(a)(d)	406,003	406,003

Total Short-Term Securities — 2.2% (Cost: $14,146,227)		14,146,223

Total Investments — 102.2% (Cost: $610,575,970)		644,247,560

Liabilities in Excess of Other Assets — (2.2)%		(13,833,322)

Net Assets — 100.0%		$ 630,414,238

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares/ Investment Value Held at 03/31/24	Income (Expense)		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$13,740,222	(a)	$—		$2	$(4)	$13,740,220	13,734,726	$991	(b)	$—

BlackRock Emerging Markets Fund, Inc., Class K(c)	11,858,324	210,504		(12,984,341)		155,546	759,967	—	—	140,884		—

BlackRock Liquidity Funds, T-Fund, Institutional Class	967,261	—		(561,258	)(a)	—	—	406,003	406,003	15,890		—

BlackRock Strategic Income Opportunities Portfolio, Class K	—	50,413,528		—		—	214,544	50,628,072	5,374,530	108,841		—

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock 40/60 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares/ Investment Value Held at 03/31/24	Income (Expense)	Capital Gain Distributions from Underlying Funds

BlackRock Sustainable Advantage Large Cap Core Fund, Class K(c)	$38,527,758	$493,184	$(46,646,027)	$10,420,103	$(2,795,018)	$—	—	$266,916	$—

BlackRock U.S. Mortgage Portfolio	20,077,656	16,982,058	(993,690)	(27,535)	963,778	37,002,267	4,176,328	616,559	—

BlackRock Unconstrained Equity Fund	—	12,576,182	—	—	43,431	12,619,613	868,521	—	—

iShares 20+ Year Treasury Bond ETF	29,977,486	3,997,471	(4,085,604)	(371,409)	2,778,606	32,296,550	341,329	648,569	—

iShares Convertible Bond ETF	—	12,622,153	—	—	123,345	12,745,498	159,658	—	—

iShares Core S&P 500 ETF	83,898,598	29,964,183	(33,935,990)	2,902,078	19,482,921	102,311,790	194,609	764,991	—

iShares Core S&P Mid-Cap ETF(c)	5,660,744	—	(5,478,217)	(659,210)	476,683	—	—	—	—

iShares Core Total USD Bond Market ETF	68,977,286	29,199,136	(24,155,116)	(1,130,483)	3,173,630	76,064,453	1,668,446	1,296,317	—

iShares Global Energy ETF(c)	—	6,013,013	(5,918,062)	(94,951)	—	—	—	87,930	—

iShares High Yield Systematic Bond ETF(c)	—	9,485,404	(9,364,689)	(120,715)	—	—	—	96,242	—

iShares iBoxx $ Investment Grade Corporate Bond ETF(c)	23,594,675	50,546,361	(75,845,647)	386,482	1,318,129	—	—	358,408	—

iShares J.P. Morgan USD Emerging Markets Bond ETF	6,167,132	5,251,498	(286,052)	(2,039)	596,145	11,726,684	130,776	161,239	—

iShares MSCI EAFE Growth ETF	22,493,059	1,343,776	(8,853,815)	455,959	2,343,154	17,782,133	171,328	114,167	—

iShares MSCI EAFE Value ETF	26,290,970	636,521	(9,523,766)	223,898	2,230,009	19,857,632	365,030	465,643	—

iShares MSCI Emerging Markets ex China ETF	—	12,567,193	—	—	(8,182)	12,559,011	218,152	—	—

iShares MSCI U.S.A. Min Vol Factor ETF(c)	6,124,289	—	(6,117,801)	(122,489)	116,001	—	—	—	—

iShares MSCI U.S.A. Momentum Factor ETF	—	12,457,791	—	—	148,990	12,606,781	67,290	10,911	—

18	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock 40/60 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares/ Investment Value Held at 03/31/24	Income (Expense)		Capital Gain Distributions from Underlying Funds

iShares MSCI U.S.A. Quality Factor ETF	$26,755,347	$36,280,702	$(18,457,517)		$3,733,993	$1,445,588	$49,758,113	302,757	$217,854		$—

iShares S&P 100 ETF(c)	—	8,735,467	(10,015,380)		1,279,913	—	—	—	28,263		—

iShares S&P 500 Growth ETF	5,834,379	18,860,734	(6,741,043)		596,937	437,691	18,988,698	224,878	36,592		—

iShares S&P 500 Value ETF	—	15,712,022	(3,183,478)		122,055	892,192	13,542,791	72,495	60,791		—

iShares TIPS Bond ETF	15,093,023	3,016,942	(711,823)		(10,955)	570,476	17,957,663	167,188	127,708		—

iShares Treasury Floating Rate Bond ETF(c)	49,954,951	1,470,669	(51,285,111)		(20,448)	(120,061)	—	—	1,200,076		—

iShares U.S. Technology ETF	6,060,809	3,848,713	(451,176)		46,730	2,088,069	11,593,145	85,837	23,320		—

Master Total Return Portfolio	142,595,730	—	(27,886,944	)(a)(d)	(1,468,706)	6,820,363	120,060,443	$120,060,443	3,593,978		—

SL Liquidity Series, LLC, Money Market Series(c)	23,840,460	—	(23,843,926	)(a)	3,472	(6)	—	—	89,010	(b)	—

					$16,298,228	$44,100,441	$644,247,560		$10,532,090		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$510,040,894	$—	$—	$510,040,894
Short-Term Securities
Money Market Funds	14,146,223	—	—	14,146,223

	$524,187,117	$—	$—	524,187,117

Investments valued at NAV(a)				120,060,443

				$644,247,560

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) March 31, 2024	BlackRock 60/40 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 63.2%
BlackRock Unconstrained Equity Fund(b)	2,082,505	$30,258,791
iShares Core S&P 500 ETF	645,711	339,469,644
iShares Global Energy ETF(c)	742,829	31,904,506
iShares MSCI EAFE Growth ETF(c)	590,852	61,324,529
iShares MSCI EAFE Value ETF	1,520,538	82,717,267
iShares MSCI Emerging Markets ex China ETF	797,850	45,932,225
iShares MSCI U.S.A. Momentum Factor ETF	253,727	47,535,753
iShares MSCI U.S.A. Quality Factor ETF	1,057,083	173,731,591
iShares S&P 500 Growth ETF	942,154	79,555,484
iShares S&P 500 Value ETF	360,082	67,266,918
iShares U.S. Technology ETF(c)	351,223	47,436,178

		1,007,132,886

Fixed-Income Funds — 36.7%
BlackRock Strategic Income Opportunities
Portfolio, Class K	10,132,820	95,451,168
BlackRock U.S. Mortgage Portfolio	8,792,832	77,904,495
iShares 20+ Year Treasury Bond ETF	649,715	61,476,033
iShares Core Total USD Bond Market ETF	2,829,578	129,000,461
iShares J.P. Morgan USD Emerging Markets
Bond ETF(c)	337,612	30,273,668
Master Total Return Portfolio	$191,851,664	191,851,664

		585,957,489

Total Long-Term Investments — 99.9% (Cost: $1,438,099,328)		1,593,090,375

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(a)(d)(e)	30,427,453	$30,439,624
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.19%(a)(d)	2,487,025	2,487,025

Total Short-Term Securities — 2.1% (Cost: $ 32,926,648)		32,926,649

Total Investments — 102.0% (Cost: $ 1,471,025,976)		1,626,017,024

Liabilities in Excess of Other Assets — (2.0)%		(31,139,463)

Net Assets — 100.0%		$1,594,877,561

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares/ Investment Value Held at 03/31/24	Income (Expense)		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$30,439,584	(a)	$—	$40	$—	$30,439,624	30,427,453	$3,092	(b)	$—

BlackRock Emerging Markets Fund, Inc., Class K(c)	40,307,933	2,519,297		(45,606,123)	195,669	2,583,224	—	—	505,436		—

BlackRock Liquidity Funds, T-Fund, Institutional Class	828,609	1,658,416	(a)	—	—	—	2,487,025	2,487,025	90,343		—

BlackRock Strategic Income Opportunities Portfolio, Class K	—	95,046,726		—	—	404,442	95,451,168	10,132,820	205,264		—

20	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock 60/40 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares/ Investment Value Held at 03/31/24	Income (Expense)	Capital Gain Distributions from Underlying Funds

BlackRock Sustainable Advantage Large Cap Core Fund(c)	$121,512,569	$6,985,254	$(153,820,091)	$34,122,707	$(8,800,439)	$—	—	$886,774	$—

BlackRock U.S. Mortgage Portfolio	38,963,125	37,706,941	(673,625)	(13,903)	1,921,957	77,904,495	8,792,832	1,266,225	—

BlackRock Unconstrained Equity Fund	—	28,962,409	(100,077)	4,201	1,392,258	30,258,791	2,082,505	—	—

iShares 20+ Year Treasury Bond ETF	43,561,779	14,963,676	(656,578)	(48,783)	3,655,939	61,476,033	649,715	961,101	—

iShares Core S&P 500 ETF	271,675,454	109,334,859	(115,195,421)	10,140,177	63,514,575	339,469,644	645,711	2,516,867	—

iShares Core S&P Mid-Cap ETF(c)	12,932,039	185,961	(12,698,691)	(1,506,946)	1,087,637	—	—	—	—

iShares Core Total USD Bond Market ETF	104,865,859	44,725,681	(24,572,805)	(1,314,536)	5,296,262	129,000,461	2,829,578	2,188,398	—

iShares Global Energy ETF	—	31,144,217	(231,207)	(16,731)	1,008,227	31,904,506	742,829	213,887	—

iShares High Yield Systematic Bond ETF(c)	—	23,355,035	(23,055,478)	(299,557)	—	—	—	239,053	—

iShares iBoxx $ Investment Grade Corporate Bond ETF(c)	20,202,102	43,092,418	(64,801,999)	379,809	1,127,670	—	—	313,931	—

iShares J.P. Morgan USD Emerging Markets Bond ETF	14,736,999	14,274,547	(223,641)	(1,378)	1,487,141	30,273,668	337,612	399,256	—

iShares MSCI EAFE Growth ETF	70,246,992	6,997,433	(25,456,498)	146,473	9,390,129	61,324,529	590,852	387,671	—

iShares MSCI EAFE Value ETF	94,551,549	5,973,520	(26,584,878)	(306,286)	9,083,362	82,717,267	1,520,538	1,691,988	—

iShares MSCI Emerging Markets ex China ETF	—	43,881,169	(232,049)	5,293	2,277,812	45,932,225	797,850	178,536	—

iShares MSCI U.S.A. Min Vol Factor ETF(c)	28,493,618	373,433	(28,839,047)	(1,224,494)	1,196,490	—	—	—	—

iShares MSCI U.S.A. Momentum Factor ETF	—	46,974,654	—	—	561,099	47,535,753	253,727	41,142	—

iShares MSCI U.S.A. Quality Factor ETF	95,267,696	128,052,812	(68,732,552)	13,491,567	5,652,068	173,731,591	1,057,083	789,839	—

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock 60/40 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares/ Investment Value Held at 03/31/24	Income (Expense)		Capital Gain Distributions from Underlying Funds

iShares S&P 100 ETF(c)	$—	$27,935,334	$(32,027,146)		$4,091,812	$—	$—	—	$91,339		$—

iShares S&P 500 Growth ETF	26,656,637	112,059,489	(63,998,277)		2,910,334	1,927,301	79,555,484	942,154	164,773		—

iShares S&P 500 Value ETF	—	69,604,617	(7,040,202)		267,963	4,434,540	67,266,918	360,082	301,952		—

iShares TIPS Bond ETF(c)	20,683,946	314,180	(20,758,386)		(1,003,917)	764,177	—	—	34,197		—

iShares Treasury Floating Rate Bond ETF(c)	71,478,656	4,970,234	(76,272,375)		(5,268)	(171,247)	—	—	1,634,956		—

iShares U.S. Infrastructure ETF(c)	13,322,492	762,294	(15,776,877)		1,681,629	10,462	—	—	88,686		—

iShares U.S. Technology ETF	27,163,893	12,274,107	(2,732,297)		341,452	10,389,023	47,436,178	351,223	112,687		—

Master Total Return Portfolio	229,788,178	—	(46,872,841	)(a)(d)	(2,454,614)	11,390,941	191,851,664	$191,851,664	6,032,641		—

SL Liquidity Series, LLC, Money Market Series(c)	98,839,590	—	(98,840,891	)(a)	2,745	(1,444)	—	—	117,798	(b)	—

					$59,585,458	$131,583,606	$1,626,017,024		$21,457,832		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

(d)	Inclusive of income and expense allocated from the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$1,401,238,711	$—	$—	$1,401,238,711
Short-Term Securities
Money Market Funds	32,926,649	—	—	32,926,649

	$1,434,165,360	$—	$—	1,434,165,360

Investments valued at NAV(a)				191,851,664

				$1,626,017,024

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

22	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) March 31, 2024	BlackRock 80/20 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 82.9%
BlackRock Emerging Markets Fund, Inc., Class K	1,234,695	$30,237,678
BlackRock Unconstrained Equity Fund(b)	4,004,022	58,178,435
iShares Core S&P 500 ETF	743,981	391,133,131
iShares Global Energy ETF	703,136	30,199,691
iShares MSCI EAFE Growth ETF(c)	712,858	73,987,532
iShares MSCI EAFE Value ETF	1,416,833	77,075,715
iShares MSCI Emerging Markets ex China ETF	753,841	43,398,626
iShares MSCI U.S.A. Momentum Factor ETF	315,276	59,066,959
iShares MSCI U.S.A. Quality Factor ETF	1,168,441	192,033,278
iShares S&P 500 Growth ETF	1,229,203	103,793,901
iShares S&P 500 Value ETF	480,279	89,720,920
iShares U.S. Infrastructure ETF	686,975	29,787,236
iShares U.S. Technology ETF(c)	428,292	57,845,118

		1,236,458,220

Fixed-Income Funds — 16.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	3,147,617	29,650,550
BlackRock U.S. Mortgage Portfolio	3,121,812	27,659,258
iShares 20+ Year Treasury Bond ETF	333,772	31,581,507
iShares Core Total USD Bond Market ETF	1,575,022	71,805,253
Master Total Return Portfolio	$90,565,994	90,565,994

		251,262,562

Total Long-Term Investments — 99.7% (Cost: $1,292,392,161)		1,487,720,782

Security	Shares	Value
Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(a)(d)	2,838,424	$2,839,560
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.19%(a)(e)	4,214,527	4,214,526

Total Short-Term Securities — 0.5% (Cost: $ 7,054,086)		7,054,086

Total Investments — 100.2% (Cost: $ 1,299,446,247)		1,494,774,868

Liabilities in Excess of Other Assets — (0.2)%		(3,152,182)

Net Assets — 100.0%		$ 1,491,622,686

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares/ Investment Value Held at 03/31/24	Income (Expense)		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$2,839,426	(a)	$—	$134	$—	$2,839,560	2,838,424	$425	(b)	$—
BlackRock Emerging Markets Fund, Inc., Class K	41,395,036	3,069,806		(17,155,044)	(447,340)	3,375,220	30,237,678	1,234,695	515,884		—
BlackRock Liquidity Funds, T-Fund, Institutional Class	604,231	3,610,295	(a)	—	—	—	4,214,526	4,214,527	150,488		—
BlackRock Strategic Income Opportunities Portfolio, Class K	—	29,525,083		—	—	125,467	29,650,550	3,147,617	63,630		—

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock 80/20 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares/ Investment Value Held at 03/31/24	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Sustainable Advantage Large Cap Core Fund(c)	$154,909,698	$11,660,893	$(199,265,661)	$43,950,354	$(11,255,284)	$—	—	$1,127,134	$—
BlackRock U.S. Mortgage Portfolio	16,658,717	10,325,827	(113,194)	(3,738)	791,646	27,659,258	3,121,812	535,950	—
BlackRock Unconstrained Equity Fund	—	55,646,445	—	—	2,531,990	58,178,435	4,004,022	—	—
iShares 20+ Year Treasury Bond ETF	27,544,365	5,640,700	(3,511,169)	(329,161)	2,236,772	31,581,507	333,772	593,014	—
iShares Core S&P 500 ETF	317,364,659	119,364,566	(128,402,276)	9,481,609	73,324,573	391,133,131	743,981	2,835,884	—
iShares Core S&P Mid-Cap ETF(c)	17,114,885	464,178	(17,015,966)	(2,004,185)	1,441,088	—	—	—	—
iShares Core Total USD Bond Market ETF	56,437,682	26,138,800	(12,486,547)	(986,435)	2,701,753	71,805,253	1,575,022	997,082	—
iShares Global Energy ETF	—	29,274,484	(75,031)	(4,257)	1,004,495	30,199,691	703,136	188,615	—
iShares MSCI EAFE Growth ETF	90,030,059	8,508,933	(35,597,764)	(900,176)	11,946,480	73,987,532	712,858	432,924	—
iShares MSCI EAFE Value ETF	114,212,602	8,982,537	(55,889,182)	743,624	9,026,134	77,075,715	1,416,833	1,969,475	—
iShares MSCI Emerging Markets ex China ETF	—	39,434,089	(150,548)	379	4,114,706	43,398,626	753,841	315,447	—
iShares MSCI U.S.A. Min Vol Factor ETF(c)	31,322,083	1,234,658	(34,569,795)	1,726,721	286,333	—	—	115,922	—
iShares MSCI U.S.A. Momentum Factor ETF(c)	—	58,371,243	—	—	695,716	59,066,959	315,276	51,010	—
iShares MSCI U.S.A. Quality Factor ETF	108,190,628	106,616,381	(46,866,291)	8,717,706	15,374,854	192,033,278	1,168,441	884,325	—
iShares S&P 100 ETF(c)	—	79,212,098	(84,670,473)	5,458,375	—	—	—	121,013	—
iShares S&P 500 Growth ETF	29,432,710	104,259,865	(35,385,442)	3,208,903	2,277,865	103,793,901	1,229,203	197,178	—
iShares S&P 500 Value ETF	—	84,400,573	—	—	5,320,347	89,720,920	480,279	401,855	—
iShares Treasury Floating Rate Bond ETF(c)	31,636,085	2,528,915	(34,079,754)	(8,912)	(76,334)	—	—	781,670	—
iShares U.S. Infrastructure ETF	12,188,861	14,560,075	(75,292)	(3,099)	3,116,691	29,787,236	686,975	190,633	—

24	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock 80/20 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares/ Investment Value Held at 03/31/24	Income (Expense)		Capital Gain Distributions from Underlying Funds
iShares U.S. Technology ETF	$29,855,721	$18,232,376	$(1,521,822)		$150,457	$11,128,386	$57,845,118	428,292	$121,824		$—
Master Total Return Portfolio	106,764,816	—	(19,889,667	)(a)(d)	(1,071,680)	4,762,525	90,565,994	$90,565,994	2,617,453		—
SL Liquidity Series, LLC, Money Market Series(c)	21,669,550	—	(21,659,859	)(a)	(9,691)	—	—	—	35,311	(b)	—

					$67,669,588	$144,251,423	$1,494,774,868		$15,244,146		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$1,397,154,788	$—	$—	$1,397,154,788
Short-Term Securities
Money Market Funds	7,054,086	—	—	7,054,086

	$1,404,208,874	$—	$—	1,404,208,874

Investments valued at NAV(a)				90,565,994

				$1,494,774,868

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	25

Statements of Assets and Liabilities (unaudited)

March 31, 2024

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund

ASSETS
Investments, at value — affiliated(a)(b)	$455,179,188	$644,247,560	$1,626,017,024	$1,494,774,868
Cash	374,677	—	26,435	—
Receivables:
Investments sold	551,270	—	—	—
Securities lending income — affiliated	1,881	4,191	21,377	6,710
Capital shares sold	839,902	456,585	1,044,491	2,651,766
Dividends — affiliated	246,967	240,164	477,165	238,358
From the Manager	11,677	23,929	59,672	84,612
Prepaid expenses	52,690	55,505	62,436	61,353

Total assets	457,258,252	645,027,934	1,627,708,600	1,497,817,667

LIABILITIES
Bank overdraft	—	137	—	—
Collateral on securities loaned	7,309,544	13,740,223	30,439,584	2,839,426
Payables:
Investments purchased	247,418	237,316	477,168	1,589,105
Administration fees	519	8,483	56,351	50,605
Capital shares redeemed	1,115,698	357,093	1,318,472	1,217,852
Trustees’ and Officer’s fees	2,245	2,482	3,544	3,111
Other accrued expenses	109,575	120,024	296,545	313,553
Other affiliate fees	1,883	2,466	—	—
Professional fees	37,259	36,712	34,314	35,232
Registration fees	4,084	687	470	983
Service and distribution fees	72,518	108,073	204,591	145,114

Total liabilities	8,900,743	14,613,696	32,831,039	6,194,981

Commitments and contingent liabilities

NET ASSETS	$448,357,509	$630,414,238	$1,594,877,561	$1,491,622,686

NET ASSETS CONSIST OF:
Paid-in capital	$492,019,851	$604,982,399	$1,378,698,372	$1,228,598,168
Accumulated earnings (loss)	(43,662,342)	25,431,839	216,179,189	263,024,518

NET ASSETS	$448,357,509	$630,414,238	$1,594,877,561	$1,491,622,686

(a) Investments at cost — affiliated	$450,432,820	$610,575,970	$1,471,025,976	$1,299,446,247
(b) Securities loaned at value	$7,124,461	$13,392,003	$29,746,350	$2,773,337

26	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

March 31, 2024

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund

NET ASSET VALUE

Institutional
Net assets	$72,025,498	$135,145,010	$344,019,586	$526,065,151

Shares outstanding	6,548,980	10,765,890	22,285,590	30,792,009

Net asset value	$11.00	$12.55	$15.44	$17.08

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Investor A
Net assets	$195,414,956	$283,641,322	$657,754,547	$359,953,497

Shares outstanding	18,053,455	22,849,456	43,522,078	21,593,084

Net asset value	$10.82	$12.41	$15.11	$16.67

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Investor C
Net assets	$33,238,066	$50,639,940	$63,875,623	$70,400,689

Shares outstanding	3,087,242	4,119,489	4,328,173	4,393,253

Net asset value	$10.77	$12.29	$14.76	$16.02

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Class K
Net assets	$140,962,440	$148,349,017	$500,011,557	$508,749,723

Shares outstanding	12,815,477	11,807,163	32,392,685	29,770,539

Net asset value	$11.00	$12.56	$15.44	$17.09

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Class R
Net assets	$6,716,549	$12,638,949	$29,216,248	$26,453,626

Shares outstanding	622,353	1,020,289	1,939,761	1,599,916

Net asset value	$10.79	$12.39	$15.06	$16.53

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Statements of Operations (unaudited)

Six Months Ended March 31, 2024

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund

INVESTMENT INCOME
Dividends — affiliated	$5,995,523	$6,848,111	$15,304,301	$12,590,957
Securities lending income — affiliated — net	57,984	90,001	120,890	35,736
Net investment income allocated from the affiliated Master Portfolio:
Income	2,755,262	3,640,052	6,110,539	2,651,378
Expenses	(34,749)	(46,074)	(77,898)	(33,925)

Total investment income	8,774,020	10,532,090	21,457,832	15,244,146

EXPENSES
Service and distribution — class specific	444,522	639,063	1,167,061	800,874
Transfer agent — class specific	201,806	328,620	812,145	742,524
Administration	93,845	128,781	296,942	269,611
Professional	47,581	47,710	47,184	48,319
Registration	45,618	46,238	49,600	49,568
Administration — class specific	44,192	61,291	148,403	133,750
Accounting services	32,837	32,837	32,837	32,837
Printing and postage	15,519	15,710	17,025	16,055
Trustees and Officer	4,174	4,721	7,343	6,757
Custodian	3,362	5,430	6,691	7,087
Miscellaneous	8,824	9,637	13,484	12,346

Total expenses excluding interest expense	942,280	1,320,038	2,598,715	2,119,728
Interest expense	2,034	3,358	7,464	1,094

Total expenses	944,314	1,323,396	2,606,179	2,120,822
Less:
Administration fees waived	(92,198)	(76,237)	—	(197)
Administration fees waived by the Manager — class specific	(40,800)	(56,558)	(130,156)	(128,144)
Fees waived and/or reimbursed by the Manager	(4,597)	—	—	—
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(66,386)	(140,940)	(368,010)	(456,861)

Total expenses after fees waived and/or reimbursed	740,333	1,049,661	2,108,013	1,535,620

Net investment income	8,033,687	9,482,429	19,349,819	13,708,526

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	5,753,258	17,766,934	62,040,072	68,741,268
Allocation from the affiliated Master Portfolio	(1,105,448)	(1,468,706)	(2,454,614)	(1,071,680)

	4,647,810	16,298,228	59,585,458	67,669,588

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	22,132,549	37,280,078	120,192,665	139,488,898
Allocation from the affiliated Master Portfolio	5,179,427	6,820,363	11,390,941	4,762,525

	27,311,976	44,100,441	131,583,606	144,251,423

Net realized and unrealized gain	31,959,786	60,398,669	191,169,064	211,921,011

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,993,473	$69,881,098	$210,518,883	$225,629,537

See notes to financial statements.

28	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	BlackRock 20/80 Target Allocation Fund		BlackRock 40/60 Target Allocation Fund
	Six Months Ended 03/31/24 (unaudited)	Year Ended 09/30/23	Six Months Ended 03/31/24 (unaudited)	Year Ended 09/30/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$8,033,687	$14,518,154	$9,482,429	$17,028,746
Net realized gain (loss)	4,647,810	(28,766,297)	16,298,228	(7,244,829)
Net change in unrealized appreciation (depreciation)	27,311,976	33,656,130	44,100,441	35,279,162

Net increase in net assets resulting from operations	39,993,473	19,407,987	69,881,098	45,063,079

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(2,574,924)	(3,168,066)	(3,989,841)	(4,070,010)
Investor A	(6,241,192)	(6,638,182)	(7,290,167)	(7,173,650)
Investor C	(817,249)	(1,186,115)	(962,583)	(1,229,112)
Class K	(4,483,316)	(3,173,202)	(4,220,565)	(3,061,219)
Class R	(199,363)	(192,826)	(327,584)	(281,771)

Decrease in net assets resulting from distributions to shareholders	(14,316,044)	(14,358,391)	(16,790,740)	(15,815,762)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(2,166,523)	(49,451,144)	(13,465,288)	(17,609,486)

NET ASSETS
Total increase (decrease) in net assets	23,510,906	(44,401,548)	39,625,070	11,637,831
Beginning of period	424,846,603	469,248,151	590,789,168	579,151,337

End of period	$448,357,509	$424,846,603	$630,414,238	$590,789,168

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Changes in Net Assets (continued)

	BlackRock 60/40 Target Allocation Fund		BlackRock 80/20 Target Allocation Fund
	Six Months Ended 03/31/24 (unaudited)	Year Ended 09/30/23	Six Months Ended 03/31/24 (unaudited)	Year Ended 09/30/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$19,349,819	$32,476,502	$13,708,526	$23,106,419
Net realized gain	59,585,458	33,357,780	67,669,588	31,252,594
Net change in unrealized appreciation (depreciation)	131,583,606	75,192,945	144,251,423	100,485,331

Net increase in net assets resulting from operations	210,518,883	141,027,227	225,629,537	154,844,344

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(10,015,656)	(6,805,168)	(19,290,585)	(8,126,173)
Investor A	(16,957,882)	(13,158,869)	(13,043,271)	(5,495,390)
Investor C	(1,321,573)	(1,024,771)	(2,301,879)	(749,042)
Class K	(13,785,791)	(7,506,615)	(19,210,051)	(7,376,039)
Class R	(646,703)	(404,970)	(839,116)	(254,665)

Decrease in net assets resulting from distributions to shareholders	(42,727,605)	(28,900,393)	(54,684,902)	(22,001,309)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	77,832,461	69,085,218	131,197,038	135,797,443

NET ASSETS
Total increase in net assets	245,623,739	181,212,052	302,141,673	268,640,478
Beginning of period	1,349,253,822	1,168,041,770	1,189,481,013	920,840,535

End of period	$1,594,877,561	$1,349,253,822	$1,491,622,686	$1,189,481,013

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

30	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund

	Institutional
	Six Months Ended 03/31/24 (unaudited)		Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$10.39		$10.31	$12.83	$12.44	$11.85	$11.62

Net investment income(a)	0.21		0.37	0.34	0.25	0.29	0.36
Net realized and unrealized gain (loss)	0.78		0.07	(2.25)	0.70	0.59	0.42

Net increase (decrease) from investment operations	0.99		0.44	(1.91)	0.95	0.88	0.78

Distributions(b)
From net investment income	(0.38)		(0.36)	(0.27)	(0.20)	(0.28)	(0.40)
From net realized gain	—		—	(0.34)	(0.36)	(0.01)	(0.15)

Total distributions	(0.38)		(0.36)	(0.61)	(0.56)	(0.29)	(0.55)

Net asset value, end of period	$11.00		$10.39	$10.31	$12.83	$12.44	$11.85

Total Return(c)
Based on net asset value	9.59	%(d)	4.32%	(15.72)%	7.71%	7.56%	7.23%

Ratios to Average Net Assets(e)
Total expenses	0.26	%(f)	0.27%	0.25%	0.25%	0.26%	0.28%

Total expenses after fees waived and/or reimbursed	0.11	%(f)	0.11%	0.11%	0.11%	0.12%	0.12%

Net investment income	3.88	%(f)	3.51%	2.86%	1.96%	2.44%	3.17%

Supplemental Data
Net assets, end of period (000)	$72,025		$76,851	$111,382	$170,274	$101,480	$46,017

Portfolio turnover rate	47%		105%	65%	72%	88%	62%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Where applicable, assumes the reinvestment of distributions.

(d)	Not annualized.

(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Investor A
	Six Months Ended 03/31/24 (unaudited)		Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$10.21		$10.13	$12.63	$12.26	$11.68		$11.46

Net investment income(a)	0.19		0.33	0.29	0.21	0.25		0.32
Net realized and unrealized gain (loss)	0.76		0.08	(2.22)	0.68	0.59		0.41

Net increase (decrease) from investment operations	0.95		0.41	(1.93)	0.89	0.84		0.73

Distributions(b)
From net investment income	(0.34)		(0.33)	(0.23)	(0.16)	(0.25)		(0.36)
From net realized gain	—		—	(0.34)	(0.36)	(0.01)		(0.15)

Total distributions	(0.34)		(0.33)	(0.57)	(0.52)	(0.26)		(0.51)

Net asset value, end of period	$10.82		$10.21	$10.13	$12.63	$12.26		$11.68

Total Return(c)
Based on net asset value	9.39	%(d)	4.00%	(16.06)%	7.36%	7.27%		6.82%

Ratios to Average Net Assets(e)
Total expenses	0.54	%(f)	0.49%	0.48%	0.47%	0.51	%(g)	0.54	%(g)

Total expenses after fees waived and/or reimbursed	0.45	%(f)	0.43%	0.44%	0.43%	0.45%		0.46%

Net investment income	3.56	%(f)	3.18%	2.51%	1.65%	2.10%		2.82%

Supplemental Data
Net assets, end of period (000)	$195,415		$191,443	$216,422	$266,615	$189,930		$137,115

Portfolio turnover rate	47%		105%	65%	72%	88%		62%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d)	Not annualized.

(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(f)	Annualized.

(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

32	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Investor C
	Six Months Ended 03/31/24 (unaudited)		Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$10.10		$10.00	$12.46	$12.10	$11.54		$11.30

Net investment income(a)	0.15		0.25	0.21	0.11	0.16		0.23
Net realized and unrealized gain (loss)	0.75		0.08	(2.20)	0.68	0.57		0.42

Net increase (decrease) from investment operations	0.90		0.33	(1.99)	0.79	0.73		0.65

Distributions(b)
From net investment income	(0.23)		(0.23)	(0.13)	(0.07)	(0.16)		(0.26)
From net realized gain	—		—	(0.34)	(0.36)	(0.01)		(0.15)

Total distributions	(0.23)		(0.23)	(0.47)	(0.43)	(0.17)		(0.41)

Net asset value, end of period	$10.77		$10.10	$10.00	$12.46	$12.10		$11.54

Total Return(c)
Based on net asset value	9.00	%(d)	3.28%	(16.64)%	6.55%	6.37%		6.10%

Ratios to Average Net Assets(e)
Total expenses	1.25	%(f)	1.25%	1.20%	1.21%	1.25	%(g)	1.28	%(g)

Total expenses after fees waived and/or reimbursed	1.20	%(f)	1.19%	1.18%	1.18%	1.19%		1.22%

Net investment income	2.83	%(f)	2.43%	1.78%	0.91%	1.35%		2.09%

Supplemental Data
Net assets, end of period (000)	$33,238		$41,939	$55,438	$81,679	$82,134		$79,944

Portfolio turnover rate	47%		105%	65%	72%	88%		62%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d)	Not annualized.

(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(f)	Annualized.

(g)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2019, the ratio would have been 1.27%. There was no financial impact to the expense ratio for the year ended September 30, 2020.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Class K
	Six Months Ended 03/31/24 (unaudited)		Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$10.39		$10.31	$12.83	$12.44	$11.85	$11.62

Net investment income(a)	0.21		0.37	0.34	0.25	0.29	0.33
Net realized and unrealized gain (loss)	0.78		0.08	(2.25)	0.70	0.60	0.45

Net increase (decrease) from investment operations	0.99		0.45	(1.91)	0.95	0.89	0.78

Distributions(b)
From net investment income	(0.38)		(0.37)	(0.27)	(0.20)	(0.29)	(0.40)
From net realized gain	—		—	(0.34)	(0.36)	(0.01)	(0.15)

Total distributions	(0.38)		(0.37)	(0.61)	(0.56)	(0.30)	(0.55)

Net asset value, end of period	$11.00		$10.39	$10.31	$12.83	$12.44	$11.85

Total Return(c)
Based on net asset value	9.62	%(d)	4.35%	(15.70)%	7.72%	7.58%	7.26%

Ratios to Average Net Assets(e)
Total expenses	0.15	%(f)	0.16%	0.13%	0.15%	0.18%	0.18%

Total expenses after fees waived and/or reimbursed	0.09	%(f)	0.09%	0.09%	0.09%	0.10%	0.10%

Net investment income	3.87	%(f)	3.51%	2.93%	1.98%	2.44%	2.87%

Supplemental Data
Net assets, end of period (000)	$140,962		$108,105	$79,172	$70,002	$44,530	$31,853

Portfolio turnover rate	47%		105%	65%	72%	88%	62%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Where applicable, assumes the reinvestment of distributions.

(d)	Not annualized.

(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(f)	Annualized.

See notes to financial statements.

34	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Class R
	Six Months Ended 03/31/24 (unaudited)		Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$10.17		$10.09	$12.58	$12.20	$11.62		$11.39

Net investment income(a)	0.17		0.30	0.26	0.17	0.21		0.28
Net realized and unrealized gain (loss)	0.76		0.08	(2.22)	0.69	0.58		0.42

Net increase (decrease) from investment operations	0.93		0.38	(1.96)	0.86	0.79		0.70

Distributions(b)
From net investment income	(0.31)		(0.30)	(0.19)	(0.12)	(0.20)		(0.32)
From net realized gain	—		—	(0.34)	(0.36)	(0.01)		(0.15)

Total distributions	(0.31)		(0.30)	(0.53)	(0.48)	(0.21)		(0.47)

Net asset value, end of period	$10.79		$10.17	$10.09	$12.58	$12.20		$11.62

Total Return(c)
Based on net asset value	9.21	%(d)	3.73%	(16.31)%	7.07%	6.87%		6.58%

Ratios to Average Net Assets(e)
Total expenses	0.77	%(f)	0.79%	0.77%	0.77%	0.79	%(g)	0.85	%(g)

Total expenses after fees waived and/or reimbursed	0.73	%(f)	0.74%	0.74%	0.73%	0.74%		0.78%

Net investment income	3.28	%(f)	2.87%	2.22%	1.37%	1.81%		2.55%

Supplemental Data
Net assets, end of period (000)	$6,717		$6,509	$6,833	$7,585	$8,656		$11,241

Portfolio turnover rate	47%		105%	65%	72%	88%		62%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Where applicable, assumes the reinvestment of distributions.

(d)	Not annualized.

(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(f)	Annualized.

(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund

	Institutional
	Six Months Ended 03/31/24 (unaudited)		Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$11.52		$10.96	$13.89	$12.86	$11.95	$12.17

Net investment income(a)	0.20		0.36	0.36	0.25	0.26	0.31
Net realized and unrealized gain (loss)	1.19		0.54	(2.43)	1.38	0.97	0.31

Net increase (decrease) from investment operations	1.39		0.90	(2.07)	1.63	1.23	0.62

Distributions(b)
From net investment income	(0.36)		(0.34)	(0.30)	(0.18)	(0.32)	(0.27)
From net realized gain	—		—	(0.56)	(0.42)	—	(0.57)

Total distributions	(0.36)		(0.34)	(0.86)	(0.60)	(0.32)	(0.84)

Net asset value, end of period	$12.55		$11.52	$10.96	$13.89	$12.86	$11.95

Total Return(c)
Based on net asset value	12.19	%(d)	8.31%	(16.08)%	12.91%	10.48%	6.00%

Ratios to Average Net Assets(e)
Total expenses	0.28	%(f)	0.26%	0.27%	0.26%	0.31%	0.34%

Total expenses after fees waived and/or reimbursed	0.11	%(f)	0.10%	0.11%	0.11%	0.13%	0.14%

Net investment income	3.35	%(f)	3.13%	2.80%	1.84%	2.15%	2.69%

Supplemental Data
Net assets, end of period (000)	$135,145		$135,752	$149,551	$233,289	$152,244	$73,817

Portfolio turnover rate	57%		101%	63%	69%	98%	68%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Where applicable, assumes the reinvestment of distributions.

(d)	Not annualized.

(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(f)	Annualized.

See notes to financial statements.

36	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Investor A
	Six Months Ended 03/31/24 (unaudited)		Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$11.38		$10.83	$13.73	$12.73	$11.83		$12.06

Net investment income(a)	0.18		0.32	0.31	0.20	0.22		0.27
Net realized and unrealized gain (loss)	1.17		0.53	(2.39)	1.36	0.96		0.30

Net increase (decrease) from investment operations	1.35		0.85	(2.08)	1.56	1.18		0.57

Distributions(b)
From net investment income	(0.32)		(0.30)	(0.26)	(0.14)	(0.28)		(0.23)
From net realized gain	—		—	(0.56)	(0.42)	—		(0.57)

Total distributions	(0.32)		(0.30)	(0.82)	(0.56)	(0.28)		(0.80)

Net asset value, end of period	$12.41		$11.38	$10.83	$13.73	$12.73		$11.83

Total Return(c)
Based on net asset value	11.98	%(d)	7.92%	(16.31)%	12.48%	10.15%		5.57%

Ratios to Average Net Assets(e)
Total expenses	0.52	%(f)	0.47%	0.48%	0.46%	0.50	%(g)	0.53	%(g)

Total expenses after fees waived and/or reimbursed	0.45	%(f)	0.43%	0.44%	0.44%	0.46%		0.48%

Net investment income	3.01	%(f)	2.78%	2.46%	1.51%	1.80%		2.36%

Supplemental Data
Net assets, end of period (000)	$283,641		$260,121	$259,984	$306,177	$222,510		$178,719

Portfolio turnover rate	57%		101%	63%	69%	98%		68%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d)	Not annualized.

(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(f)	Annualized.

(g)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2019, the ratio would have been 0.52%. There was no financial impact to the expense ratio for the year ended September 30, 2020.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Investor C
	Six Months Ended 03/31/24 (unaudited)		Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$11.21		$10.66	$13.52	$12.54	$11.66		$11.87

Net investment income(a)	0.13		0.23	0.22	0.10	0.13		0.18
Net realized and unrealized gain (loss)	1.16		0.52	(2.37)	1.35	0.94		0.31

Net increase (decrease) from investment operations	1.29		0.75	(2.15)	1.45	1.07		0.49

Distributions(b)
From net investment income	(0.21)		(0.20)	(0.15)	(0.05)	(0.19)		(0.13)
From net realized gain	—		—	(0.56)	(0.42)	—		(0.57)

Total distributions	(0.21)		(0.20)	(0.71)	(0.47)	(0.19)		(0.70)

Net asset value, end of period	$12.29		$11.21	$10.66	$13.52	$12.54		$11.66

Total Return(c)
Based on net asset value	11.59	%(d)	7.08%	(16.93)%	11.68%	9.30%		4.78%

Ratios to Average Net Assets(e)
Total expenses	1.22	%(f)	1.23%	1.20%	1.21%	1.25	%(g)	1.28	%(g)

Total expenses after fees waived and/or reimbursed	1.20	%(f)	1.19%	1.18%	1.18%	1.21%		1.23%

Net investment income	2.28	%(f)	2.03%	1.73%	0.76%	1.06%		1.63%

Supplemental Data
Net assets, end of period (000)	$50,640		$56,748	$69,423	$95,825	$84,541		$87,646

Portfolio turnover rate	57%		101%	63%	69%	98%		68%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d)	Not annualized.

(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(f)	Annualized.

(g)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2019, the ratio would have been 1.27%. There was no financial impact to the expense ratios for the year ended September 30, 2020.

See notes to financial statements.

38	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Class K
	Six Months Ended 03/31/24 (unaudited)		Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$11.53		$10.97	$13.90	$12.87	$11.96	$12.18

Net investment income(a)	0.20		0.36	0.36	0.26	0.27	0.31
Net realized and unrealized gain (loss)	1.19		0.54	(2.43)	1.37	0.96	0.32

Net increase (decrease) from investment operations	1.39		0.90	(2.07)	1.63	1.23	0.63

Distributions(b)
From net investment income	(0.36)		(0.34)	(0.30)	(0.18)	(0.32)	(0.28)
From net realized gain	—		—	(0.56)	(0.42)	—	(0.57)

Total distributions	(0.36)		(0.34)	(0.86)	(0.60)	(0.32)	(0.85)

Net asset value, end of period	$12.56		$11.53	$10.97	$13.90	$12.87	$11.96

Total Return(c)
Based on net asset value	12.20	%(d)	8.33%	(16.06)%	12.92%	10.49%	6.02%

Ratios to Average Net Assets(e)
Total expenses	0.14	%(f)	0.14%	0.13%	0.14%	0.17%	0.20%

Total expenses after fees waived and/or reimbursed	0.09	%(f)	0.08%	0.09%	0.09%	0.11%	0.12%

Net investment income	3.36	%(f)	3.12%	2.85%	1.87%	2.19%	2.68%

Supplemental Data
Net assets, end of period (000)	$148,349		$125,737	$89,389	$59,411	$23,034	$10,987

Portfolio turnover rate	57%		101%	63%	69%	98%	68%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Where applicable, assumes the reinvestment of distributions.

(d)	Not annualized.

(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Class R
	Six Months Ended 03/31/24 (unaudited)		Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$11.35		$10.80	$13.70	$12.69	$11.78	$12.00

Net investment income(a)	0.17		0.30	0.29	0.18	0.19	0.25
Net realized and unrealized gain (loss)	1.17		0.53	(2.39)	1.36	0.97	0.31

Net increase (decrease) from investment operations	1.34		0.83	(2.10)	1.54	1.16	0.56

Distributions(b)
From net investment income	(0.30)		(0.28)	(0.24)	(0.11)	(0.25)	(0.21)
From net realized gain	—		—	(0.56)	(0.42)	—	(0.57)

Total distributions	(0.30)		(0.28)	(0.80)	(0.53)	(0.25)	(0.78)

Net asset value, end of period	$12.39		$11.35	$10.80	$13.70	$12.69	$11.78

Total Return(c)
Based on net asset value	11.94	%(d)	7.79%	(16.48)%	12.27%	9.99%	5.45%

Ratios to Average Net Assets(e)
Total expenses	0.80	%(f)	0.83%	0.80%	0.80%	0.82%	0.85%

Total expenses after fees waived and/or reimbursed	0.61	%(f)	0.60%	0.61%	0.61%	0.63%	0.64%

Net investment income	2.85	%(f)	2.59%	2.31%	1.34%	1.61%	2.21%

Supplemental Data
Net assets, end of period (000)	$12,639		$12,432	$10,805	$10,705	$10,205	$16,778

Portfolio turnover rate	57%		101%	63%	69%	98%	68%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Where applicable, assumes the reinvestment of distributions.

(d)	Not annualized.

(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(f)	Annualized.

See notes to financial statements.

40	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund

	Institutional
	Six Months Ended 03/31/24 (unaudited)		Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$13.79		$12.59	$16.38	$14.43	$13.37	$13.74

Net investment income(a)	0.20		0.37	0.39	0.26	0.27	0.30
Net realized and unrealized gain (loss)	1.90		1.17	(2.97)	2.29	1.30	0.19

Net increase (decrease) from investment operations	2.10		1.54	(2.58)	2.55	1.57	0.49

Distributions(b)
From net investment income	(0.35)		(0.34)	(0.36)	(0.21)	(0.35)	(0.21)
From net realized gain	(0.10)		—	(0.85)	(0.39)	(0.16)	(0.65)

Total distributions	(0.45)		(0.34)	(1.21)	(0.60)	(0.51)	(0.86)

Net asset value, end of period	$15.44		$13.79	$12.59	$16.38	$14.43	$13.37

Total Return(c)
Based on net asset value	15.37	%(d)	12.36%	(17.30)%	17.94%	12.00%	4.22%

Ratios to Average Net Assets(e)
Total expenses	0.25	%(f)	0.22%	0.26%	0.24%	0.28%	0.34	%(g)

Total expenses after fees waived and/or reimbursed	0.10	%(f)	0.10%	0.10%	0.11%	0.13%	0.15%

Net investment income	2.80	%(f)	2.72%	2.61%	1.63%	2.00%	2.36%

Supplemental Data
Net assets, end of period (000)	$344,020		$314,277	$260,346	$296,407	$215,674	$161,196

Portfolio turnover rate	60%		93%	58%	68%	98%	69%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Where applicable, assumes the reinvestment of distributions.

(d)	Not annualized.

(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(f)	Annualized.

(g)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 0.32%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Investor A
	Six Months Ended 03/31/24 (unaudited)		Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$13.49		$12.32	$16.05	$14.15	$13.13	$13.50

Net investment income(a)	0.17		0.32	0.33	0.20	0.22	0.26
Net realized and unrealized gain (loss)	1.85		1.14	(2.90)	2.25	1.27	0.19

Net increase (decrease) from investment operations	2.02		1.46	(2.57)	2.45	1.49	0.45

Distributions(b)
From net investment income	(0.30)		(0.29)	(0.31)	(0.16)	(0.31)	(0.17)
From net realized gain	(0.10)		—	(0.85)	(0.39)	(0.16)	(0.65)

Total distributions	(0.40)		(0.29)	(1.16)	(0.55)	(0.47)	(0.82)

Net asset value, end of period	$15.11		$13.49	$12.32	$16.05	$14.15	$13.13

Total Return(c)
Based on net asset value	15.11	%(d)	11.98%	(17.56)%	17.58%	11.54%	3.94%

Ratios to Average Net Assets(e)
Total expenses	0.50	%(f)	0.47%	0.45%	0.45%	0.49%	0.55	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.44	%(f)	0.44%	0.44%	0.44%	0.47%	0.49%

Net investment income	2.46	%(f)	2.37%	2.27%	1.28%	1.66%	2.03%

Supplemental Data
Net assets, end of period (000)	$657,755		$588,797	$564,789	$699,130	$576,079	$555,513

Portfolio turnover rate	60%		93%	58%	68%	98%	69%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d)	Not annualized.

(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(f)	Annualized.

(g)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 0.53%.

(h)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

42	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Investor C
	Six Months Ended 03/31/24 (unaudited)		Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$13.13		$11.98	$15.64	$13.79	$12.81	$13.17

Net investment income(a)	0.12		0.21	0.22	0.08	0.12	0.15
Net realized and unrealized gain (loss)	1.79		1.12	(2.84)	2.20	1.23	0.20

Net increase (decrease) from investment operations	1.91		1.33	(2.62)	2.28	1.35	0.35

Distributions(b)
From net investment income	(0.18)		(0.18)	(0.19)	(0.04)	(0.21)	(0.06)
From net realized gain	(0.10)		—	(0.85)	(0.39)	(0.16)	(0.65)

Total distributions	(0.28)		(0.18)	(1.04)	(0.43)	(0.37)	(0.71)

Net asset value, end of period	$14.76		$13.13	$11.98	$15.64	$13.79	$12.81

Total Return(c)
Based on net asset value	14.67	%(d)	11.20%	(18.18)%	16.74%	10.69%	3.15%

Ratios to Average Net Assets(e)
Total expenses	1.19	%(f)	1.20%	1.18%	1.20%	1.23%	1.30	%(g)(h)

Total expenses after fees waived and/or reimbursed	1.19	%(f)	1.19%	1.18%	1.19%	1.22%	1.24%

Net investment income	1.71	%(f)	1.62%	1.55%	0.53%	0.91%	1.23%

Supplemental Data
Net assets, end of period (000)	$63,876		$67,973	$69,416	$99,500	$85,371	$94,713

Portfolio turnover rate	60%		93%	58%	68%	98%	69%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d)	Not annualized.

(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(f)	Annualized.

(g)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 1.27%.

(h)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2019, the ratio would have been 1.29%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Class K
	Six Months Ended 03/31/24 (unaudited)		Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$13.79		$12.59	$16.38	$14.43	$13.37	$13.74

Net investment income(a)	0.21		0.37	0.40	0.28	0.27	0.30
Net realized and unrealized gain (loss)	1.89		1.17	(2.98)	2.27	1.30	0.19

Net increase (decrease) from investment operations	2.10		1.54	(2.58)	2.55	1.57	0.49

Distributions(b)
From net investment income	(0.35)		(0.34)	(0.36)	(0.21)	(0.35)	(0.21)
From net realized gain	(0.10)		—	(0.85)	(0.39)	(0.16)	(0.65)

Total distributions	(0.45)		(0.34)	(1.21)	(0.60)	(0.51)	(0.86)

Net asset value, end of period	$15.44		$13.79	$12.59	$16.38	$14.43	$13.37

Total Return(c)
Based on net asset value	15.39	%(d)	12.39%	(17.29)%	17.96%	12.02%	4.24%

Ratios to Average Net Assets(e)
Total expenses	0.10	%(f)	0.10%	0.10%	0.11%	0.14%	0.20	%(g)

Total expenses after fees waived and/or reimbursed	0.08	%(f)	0.08%	0.08%	0.09%	0.11%	0.13%

Net investment income	2.83	%(f)	2.72%	2.68%	1.71%	2.03%	2.33%

Supplemental Data
Net assets, end of period (000)	$500,012		$356,094	$256,326	$195,750	$40,575	$21,488

Portfolio turnover rate	60%		93%	58%	68%	98%	69%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Where applicable, assumes the reinvestment of distributions.

(d)	Not annualized.

(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(f)	Annualized.

(g)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 0.18%.

See notes to financial statements.

44	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Class R
	Six Months Ended 03/31/24 (unaudited)		Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$13.44		$12.28	$16.01	$14.12	$13.08	$13.45

Net investment income(a)	0.16		0.29	0.30	0.17	0.19	0.23
Net realized and unrealized gain (loss)	1.84		1.15	(2.90)	2.24	1.28	0.19

Net increase (decrease) from investment operations	2.00		1.44	(2.60)	2.41	1.47	0.42

Distributions(b)
From net investment income	(0.28)		(0.28)	(0.28)	(0.13)	(0.27)	(0.14)
From net realized gain	(0.10)		—	(0.85)	(0.39)	(0.16)	(0.65)

Total distributions	(0.38)		(0.28)	(1.13)	(0.52)	(0.43)	(0.79)

Net asset value, end of period	$15.06		$13.44	$12.28	$16.01	$14.12	$13.08

Total Return(c)
Based on net asset value	15.02	%(d)	11.81%	(17.76)%	17.31%	11.42%	3.68%

Ratios to Average Net Assets(e)
Total expenses	0.80	%(f)	0.79%	0.80%	0.79%	0.82%	0.87	%(g)

Total expenses after fees waived and/or reimbursed	0.63	%(f)	0.63%	0.63%	0.64%	0.66%	0.68%

Net investment income	2.27	%(f)	2.18%	2.06%	1.07%	1.45%	1.80%

Supplemental Data
Net assets, end of period (000)	$29,216		$22,113	$17,164	$16,815	$13,425	$15,930

Portfolio turnover rate	60%		93%	58%	68%	98%	69%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Where applicable, assumes the reinvestment of distributions.

(d)	Not annualized.

(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(f)	Annualized.

(g)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 0.84%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund

	Institutional
	Six Months Ended 03/31/24 (unaudited)		Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$15.06		$13.22	$17.10	$14.16	$12.83	$13.26

Net investment income(a)	0.17		0.33	0.37	0.24	0.23	0.25
Net realized and unrealized gain (loss)	2.53		1.83	(3.22)	3.03	1.43	0.01

Net increase (decrease) from investment operations	2.70		2.16	(2.85)	3.27	1.66	0.26

Distributions(b)
From net investment income	(0.31)		(0.28)	(0.32)	(0.18)	(0.27)	(0.16)
From net realized gain	(0.37)		(0.04)	(0.71)	(0.15)	(0.06)	(0.53)

Total distributions	(0.68)		(0.32)	(1.03)	(0.33)	(0.33)	(0.69)

Net asset value, end of period	$17.08		$15.06	$13.22	$17.10	$14.16	$12.83

Total Return(c)
Based on net asset value	18.30	%(d)	16.54%	(18.02)%	23.26%	13.11%	2.81%

Ratios to Average Net Assets(e)
Total expenses	0.28	%(f)	0.25%	0.30%	0.28%	0.34%	0.39%

Total expenses after fees waived and/or reimbursed	0.10	%(f)	0.10%	0.10%	0.10%	0.14%	0.18%

Net investment income	2.19	%(f)	2.22%	2.35%	1.45%	1.76%	2.00%

Supplemental Data
Net assets, end of period (000)	$526,065		$417,435	$325,725	$240,529	$168,065	$124,885

Portfolio turnover rate	55%		97%	51%	56%	116%	64%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Where applicable, assumes the reinvestment of distributions.

(d)	Not annualized.

(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(f)	Annualized.

See notes to financial statements.

46	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Investor A
	Six Months Ended 03/31/24 (unaudited)		Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$14.68		$12.90	$16.72	$13.85	$12.56	$13.00

Net investment income(a)	0.14		0.27	0.31	0.18	0.18	0.20
Net realized and unrealized gain (loss)	2.48		1.78	(3.15)	2.97	1.40	0.01

Net increase (decrease) from investment operations	2.62		2.05	(2.84)	3.15	1.58	0.21

Distributions(b)
From net investment income	(0.26)		(0.23)	(0.27)	(0.13)	(0.23)	(0.12)
From net realized gain	(0.37)		(0.04)	(0.71)	(0.15)	(0.06)	(0.53)

Total distributions	(0.63)		(0.27)	(0.98)	(0.28)	(0.29)	(0.65)

Net asset value, end of period	$16.67		$14.68	$12.90	$16.72	$13.85	$12.56

Total Return(c)
Based on net asset value	18.20	%(d)	16.07%	(18.32)%	22.93%	12.72%	2.39%

Ratios to Average Net Assets(e)
Total expenses	0.49	%(f)	0.50%	0.50%	0.47%	0.53%	0.57	%(g)

Total expenses after fees waived and/or reimbursed	0.44	%(f)	0.44%	0.44%	0.44%	0.48%	0.52%

Net investment income	1.85	%(f)	1.88%	2.03%	1.10%	1.41%	1.66%

Supplemental Data
Net assets, end of period (000)	$359,953		$302,881	$255,281	$283,943	$203,561	$173,105

Portfolio turnover rate	55%		97%	51%	56%	116%	64%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d)	Not annualized.

(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(f)	Annualized.

(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Investor C
	Six Months Ended 03/31/24 (unaudited)		Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$14.09		$12.38	$16.09	$13.35	$12.12	$12.55

Net investment income(a)	0.08		0.16	0.19	0.06	0.08	0.11
Net realized and unrealized gain (loss)	2.37		1.71	(3.04)	2.86	1.35	0.01

Net increase (decrease) from investment operations	2.45		1.87	(2.85)	2.92	1.43	0.12

Distributions(b)
From net investment income	(0.15)		(0.12)	(0.15)	(0.03)	(0.14)	(0.02)
From net realized gain	(0.37)		(0.04)	(0.71)	(0.15)	(0.06)	(0.53)

Total distributions	(0.52)		(0.16)	(0.86)	(0.18)	(0.20)	(0.55)

Net asset value, end of period	$16.02		$14.09	$12.38	$16.09	$13.35	$12.12

Total Return(c)
Based on net asset value	17.69	%(d)	15.24%	(18.92)%	21.95%	11.90%	1.63%

Ratios to Average Net Assets(e)
Total expenses	1.23	%(f)	1.23%	1.20%	1.23%	1.30%	1.35%

Total expenses after fees waived and/or reimbursed	1.19	%(f)	1.19%	1.19%	1.19%	1.23%	1.27%

Net investment income	1.10	%(f)	1.13%	1.29%	0.36%	0.66%	0.91%

Supplemental Data
Net assets, end of period (000)	$70,401		$63,776	$56,149	$74,750	$50,977	$51,002

Portfolio turnover rate	55%		97%	51%	56%	116%	64%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d)	Not annualized.

(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(f)	Annualized.

See notes to financial statements.

48	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Class K
	Six Months Ended 03/31/24 (unaudited)		Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$15.06		$13.22	$17.11	$14.16	$12.83	$13.26

Net investment income(a)	0.18		0.33	0.40	0.25	0.24	0.25
Net realized and unrealized gain (loss)	2.53		1.83	(3.26)	3.03	1.42	0.01

Net increase (decrease) from investment operations	2.71		2.16	(2.86)	3.28	1.66	0.26

Distributions(b)
From net investment income	(0.31)		(0.28)	(0.32)	(0.18)	(0.27)	(0.16)
From net realized gain	(0.37)		(0.04)	(0.71)	(0.15)	(0.06)	(0.53)

Total distributions	(0.68)		(0.32)	(1.03)	(0.33)	(0.33)	(0.69)

Net asset value, end of period	$17.09		$15.06	$13.22	$17.11	$14.16	$12.83

Total Return(c)
Based on net asset value	18.39	%(d)	16.55%	(18.05)%	23.35%	13.13%	2.83%

Ratios to Average Net Assets(e)
Total expenses	0.09	%(f)	0.10%	0.10%	0.12%	0.18%	0.23%

Total expenses after fees waived and/or reimbursed	0.08	%(f)	0.08%	0.08%	0.08%	0.12%	0.16%

Net investment income	2.21	%(f)	2.24%	2.56%	1.50%	1.79%	2.03%

Supplemental Data
Net assets, end of period (000)	$508,750		$386,972	$271,863	$148,917	$45,032	$18,804

Portfolio turnover rate	55%		97%	51%	56%	116%	64%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Where applicable, assumes the reinvestment of distributions.

(d)	Not annualized.

(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Class R
	Six Months Ended 03/31/24 (unaudited)		Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Net asset value, beginning of period	$14.57		$12.81	$16.61	$13.77	$12.47	$12.90

Net investment income(a)	0.13		0.25	0.28	0.14	0.15	0.18
Net realized and unrealized gain (loss)	2.44		1.77	(3.13)	2.96	1.40	0.01

Net increase (decrease) from investment operations	2.57		2.02	(2.85)	3.10	1.55	0.19

Distributions(b)
From net investment income	(0.24)		(0.22)	(0.24)	(0.11)	(0.19)	(0.09)
From net realized gain	(0.37)		(0.04)	(0.71)	(0.15)	(0.06)	(0.53)

Total distributions	(0.61)		(0.26)	(0.95)	(0.26)	(0.25)	(0.62)

Net asset value, end of period	$16.53		$14.57	$12.81	$16.61	$13.77	$12.47

Total Return(c)
Based on net asset value	18.02	%(d)	15.92%	(18.43)%	22.69%	12.53%	2.22%

Ratios to Average Net Assets(e)
Total expenses	0.81	%(f)	0.82%	0.82%	0.80%	0.84%	0.89%

Total expenses after fees waived and/or reimbursed	0.60	%(f)	0.60%	0.60%	0.60%	0.64%	0.68%

Net investment income	1.69	%(f)	1.71%	1.85%	0.87%	1.17%	1.51%

Supplemental Data
Net assets, end of period (000)	$26,454		$18,418	$11,823	$10,224	$7,058	$9,631

Portfolio turnover rate	55%		97%	51%	56%	116%	64%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Where applicable, assumes the reinvestment of distributions.

(d)	Not annualized.

(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(f)	Annualized.

See notes to financial statements.

50	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Funds will generally invest in other registered investment companies, including exchange-traded funds (“ETFs”) (each an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the Funds. The Funds may also invest in master portfolios that are managed by subsidiaries of BlackRock (the “Master Portfolios”). The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock 20/80 Target Allocation Fund	20/80 Target Allocation	Diversified
BlackRock 40/60 Target Allocation Fund	40/60 Target Allocation	Diversified
BlackRock 60/40 Target Allocation Fund	60/40 Target Allocation	Diversified
BlackRock 80/20 Target Allocation Fund	80/20 Target Allocation	Diversified

By owning shares of Underlying Funds and investing in the Master Portfolio, each Fund indirectly invests, to varying degrees, in fixed-income and equity securities. The Funds are subject to the same risks as the Underlying Funds and the Master Portfolio in which they invest. Equity funds may include funds that invest in, among other things, domestic and international equities, real estate-related securities or instruments and commodity-related securities or instruments. Fixed-income funds may include funds that invest in, among other things, domestic and non-U.S. bonds, U.S. Government securities, mortgage-backed securities, high yield (or junk) bonds, and cash or money market instruments. Multi-asset funds may include funds that invest in any of the securities or instruments in which equity funds or fixed-income funds may invest. In addition, the Underlying Funds and the Master Portfolio may invest in derivatives.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. The Funds record daily their proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. In addition to the direct expenses borne by the shareholders of the Funds, the shareholders also bear indirectly a proportionate share of the expenses of the Underlying Funds in which the Funds invest. Capital gain distributions from the Underlying Funds are recorded as realized gains.

Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements (unaudited) (continued)

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statements of Operations.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for the Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	The Funds record their proportionate investment in the Master Portfolio at fair value, which is based upon their pro rata ownership in the net assets of the Master Portfolio.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of March 31, 2024, certain investments of the Funds were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive

52	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
20/80 Target Allocation
Barclays Capital, Inc.	$7,174	$(7,174)	$—	$—
BofA Securities, Inc.	7,117,287	(7,117,287)	—	—

	$7,124,461	$(7,124,461)	$—	$—

40/60 Target Allocation
BNP Paribas SA	$1,897,385	$(1,897,385)	$—	$—
BofA Securities, Inc.	11,494,618	(11,494,618)	—	—

	$13,392,003	$(13,392,003)	$—	$—

60/40 Target Allocation
Barclays Capital, Inc.	$10,753,226	$(10,753,226)	$—	$—
BMO Capital Markets Corp.	7,516,250	(7,516,250)	—	—
BNP Paribas SA	2,366,412	(2,366,412)	—	—
BofA Securities, Inc.	5,560,616	(5,560,616)	—	—
Citigroup Global Markets, Inc.	1,631,994	(1,631,994)	—	—
Goldman Sachs & Co. LLC	1,917,852	(1,917,852)	—	—

	$29,746,350	$(29,746,350)	$—	$—

80/20 Target Allocation
BNP Paribas SA	$21,173	$(21,173)	$—	$—
Goldman Sachs & Co. LLC	1,755,780	(1,755,780)	—	—
J.P. Morgan Securities LLC	996,384	(996,384)	—	—

	$2,773,337	$(2,773,337)	$—	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements (unaudited) (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. The Manager does not receive any management fees from the Funds for its investment advisory services.

Service and Distribution Fees: The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended March 31, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Investor A	Investor C	Class R	Total
20/80 Target Allocation	$244,089	$183,665	$16,768	$444,522
40/60 Target Allocation	340,866	266,376	31,821	639,063
60/40 Target Allocation	776,647	328,280	62,134	1,167,061
80/20 Target Allocation	411,738	334,332	54,804	800,874

Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended March 31, 2024, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$7,453	$19,505	$3,674	$12,890	$670	$44,192
40/60 Target Allocation	13,397	27,230	5,326	14,067	1,271	61,291
60/40 Target Allocation	32,972	62,037	6,560	44,354	2,480	148,403
80/20 Target Allocation	46,574	32,878	6,677	45,435	2,186	133,750

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2024, the Funds did not pay any amounts to affiliates in return for these services.

54	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$246	$678	$243	$241	$18	$1,426
40/60 Target Allocation	363	1,016	352	290	109	2,130
60/40 Target Allocation	1,096	14,296	725	397	148	16,662
80/20 Target Allocation	990	6,760	2,973	639	185	11,547

For the six months ended March 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$41,896	$136,625	$17,192	$2,038	$4,055	$201,806
40/60 Target Allocation	97,936	192,933	24,021	2,797	10,933	328,620
60/40 Target Allocation	258,765	494,289	30,815	2,539	25,737	812,145
80/20 Target Allocation	429,553	241,475	44,793	3,391	23,312	742,524

Other Fees: For the six months ended March 31, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Amounts
20/80 Target Allocation	$4,141
40/60 Target Allocation	7,831
60/40 Target Allocation	18,195
80/20 Target Allocation	25,195

For the six months ended March 31, 2024, affiliates received CDSCs as follows:

Share Class	20/80 Target Allocation	40/60 Target Allocation	60/40 Target Allocation	80/20 Target Allocation
Investor A	$—	$220	$2,770	$—
Investor C	893	1,861	2,528	6,582

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R
20/80 Target Allocation	0.09%	0.43%	1.18%	0.07%	0.74%
40/60 Target Allocation	0.09	0.43	1.18	0.07	0.59
60/40 Target Allocation	0.09	0.43	1.18	0.07	0.62
80/20 Target Allocation	0.09	0.43	1.18	0.07	0.59

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. The contractual expense limitations exclude expenses allocated from the Underlying Funds and the Master Portfolio in which the Funds invest. For the six months ended March 31, 2024, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:

Fund Name	Amounts Waived
20/80 Target Allocation	$4,597

The following Funds also had a waiver of administration fees, which are included in Administration fees waived in the Statements of Operations. For the six months ended March 31, 2024, the amounts were as follows:

Fund Name	Amounts Waived
20/80 Target Allocation	$92,198
40/60 Target Allocation	76,237
80/20 Target Allocation	197

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements (unaudited) (continued)

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the six months ended March 31, 2024, class specific expense waivers and/or reimbursements were as follows:

	Administration Fees Waived by the Manager - Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

20/80 Target Allocation	$7,454	$19,505	$951	$12,890	$—	$40,800
40/60 Target Allocation	13,397	27,230	592	14,067	1,272	56,558
60/40 Target Allocation	32,972	62,037	338	32,329	2,480	130,156
80/20 Target Allocation	46,574	32,878	6,677	39,829	2,186	128,144

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

20/80 Target Allocation	$34,451	$29,897	$—	$2,038	$—	$66,386
40/60 Target Allocation	84,547	43,880	—	2,797	9,716	140,940
60/40 Target Allocation	214,944	134,231	—	—	18,835	368,010
80/20 Target Allocation	373,786	54,975	7,225	70	20,805	456,861

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee, is determined to be in the best interests of such money market fund.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended March 31, 2024, each Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts
20/80 Target Allocation	$10,304
40/60 Target Allocation	16,102
60/40 Target Allocation	22,083
80/20 Target Allocation	6,834

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Funds may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended March 31, 2024, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

56	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

6.	PURCHASES AND SALES

For the six months ended March 31, 2024, purchases and sales of investments in the Underlying Funds and the Master Portfolio, excluding short-term securities, were as follows:

Fund Name	Purchases	Sales

20/80 Target Allocation	$205,885,862	$215,235,423
40/60 Target Allocation	345,384,299	369,214,359
60/40 Target Allocation	931,630,075	882,151,580
80/20 Target Allocation	825,058,260	736,944,107

7.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of September 30, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

Fund Name	Non-Expiring Capital Loss Carryforwards

20/80 Target Allocation	$57,109,817
40/60 Target Allocation	28,983,795

As of March 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

20/80 Target Allocation	$450,217,770	$15,984,170	$(11,022,752)	$4,961,418
40/60 Target Allocation	610,686,900	45,196,451	(11,635,791)	33,560,660
60/40 Target Allocation	1,477,852,017	157,332,131	(9,167,124)	148,165,007
80/20 Target Allocation	1,303,949,290	195,458,846	(4,633,268)	190,825,578

8.	BANK BORROWINGS

The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2024, the Funds did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, through their investments in the Underlying Funds and the Master Portfolio, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements (unaudited) (continued)

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 03/31/24		Year Ended 09/30/23
Fund Name/Share Class	Shares	Amount	Shares	Amount

20/80 Target Allocation
Institutional
Shares sold	1,073,161	$11,569,144	1,946,216	$20,595,664
Shares issued in reinvestment of distributions	237,636	2,559,342	304,653	3,153,152
Shares redeemed	(2,160,856)	(23,112,529)	(5,658,270)	(59,877,571)

	(850,059)	$(8,984,043)	(3,407,401)	$(36,128,755)

Investor A
Shares sold and automatic conversion of shares	1,090,261	$11,401,633	2,033,718	$21,141,172
Shares issued in reinvestment of distributions	570,999	6,058,303	631,958	6,445,968
Shares redeemed	(2,356,946)	(24,874,844)	(5,275,276)	(54,995,622)

	(695,686)	$(7,414,908)	(2,609,600)	$(27,408,482)

Investor C
Shares sold	150,911	$1,584,085	333,895	$3,450,974
Shares issued in reinvestment of distributions	77,318	817,249	116,962	1,185,996
Shares redeemed and automatic conversion of shares	(1,295,284)	(13,448,553)	(1,838,308)	(18,982,123)

	(1,067,055)	$(11,047,219)	(1,387,451)	$(14,345,153)

58	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 03/31/24		Year Ended 09/30/23
Fund Name/Share Class	Shares	Amount	Shares	Amount

20/80 Target Allocation (continued)
Class K
Shares sold	3,557,815	$37,787,413	4,613,511	$48,960,171
Shares issued in reinvestment of distributions	415,629	4,476,323	305,939	3,166,464
Shares redeemed	(1,563,357)	(16,789,780)	(2,193,055)	(23,316,367)

	2,410,087	$25,473,956	2,726,395	$28,810,268

Class R
Shares sold	55,553	$580,922	161,566	$1,683,417
Shares issued in reinvestment of distributions	18,843	199,363	18,942	192,826
Shares redeemed	(92,242)	(974,594)	(217,350)	(2,255,265)

	(17,846)	$(194,309)	(36,842)	$(379,022)

	(220,559)	$(2,166,523)	(4,714,899)	$(49,451,144)

40/60 Target Allocation
Institutional
Shares sold	1,310,440	$15,866,413	3,416,428	$39,743,831
Shares issued in reinvestment of distributions	326,618	3,948,804	361,145	4,044,828
Shares redeemed	(2,656,606)	(31,731,235)	(5,633,371)	(64,861,199)

	(1,019,548)	$(11,916,018)	(1,855,798)	$(21,072,540)

Investor A
Shares sold and automatic conversion of shares	1,693,985	$20,137,430	3,242,311	$37,123,015
Shares issued in reinvestment of distributions	590,878	7,066,903	625,362	6,935,263
Shares redeemed	(2,299,432)	(27,332,037)	(5,012,904)	(57,322,264)

	(14,569)	$(127,704)	(1,145,231)	$(13,263,986)

Investor C
Shares sold	248,332	$2,916,889	486,976	$5,510,366
Shares issued in reinvestment of distributions	81,053	962,100	111,741	1,228,034
Shares redeemed and automatic conversion of shares	(1,272,289)	(14,900,657)	(2,049,413)	(23,199,894)

	(942,904)	$(11,021,668)	(1,450,696)	$(16,461,494)

Class K
Shares sold	2,182,589	$25,895,207	4,234,855	$49,378,116
Shares issued in reinvestment of distributions	348,245	4,213,768	272,505	3,054,784
Shares redeemed	(1,629,244)	(19,600,525)	(1,747,389)	(20,350,721)

	901,590	$10,508,450	2,759,971	$32,082,179

Class R
Shares sold	91,749	$1,087,581	316,767	$3,637,325
Shares issued in reinvestment of distributions	27,436	327,584	25,431	281,771
Shares redeemed	(194,468)	(2,323,513)	(246,738)	(2,812,741)

	(75,283)	$(908,348)	95,460	$1,106,355

	(1,150,714)	$(13,465,288)	(1,596,294)	$(17,609,486)

60/40 Target Allocation
Institutional
Shares sold	2,628,130	$37,894,184	7,861,769	$108,242,524
Shares issued in reinvestment of distributions	682,746	9,961,271	515,635	6,754,825
Shares redeemed	(3,809,131)	(55,259,592)	(6,269,519)	(85,650,577)

	(498,255)	$(7,404,137)	2,107,885	$29,346,772

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 03/31/24		Year Ended 09/30/23
Fund Name/Share Class	Shares	Amount	Shares	Amount

60/40 Target Allocation (continued)
Investor A
Shares sold and automatic conversion of shares	2,460,476	$35,200,787	3,831,293	$53,739,423
Shares issued in reinvestment of distributions	1,158,867	16,571,804	999,620	10,383,346
Shares redeemed	(3,739,926)	(53,308,297)	(7,035,115)	(94,429,795)

	(120,583)	$(1,535,706)	(2,204,202)	$(30,307,026)

Investor C
Shares sold	251,345	$3,455,385	803,325	$10,549,852
Shares issued in reinvestment of distributions	94,309	1,319,379	81,374	1,023,687
Shares redeemed and automatic conversion of shares	(1,195,849)	(16,492,382)	(1,500,427)	(19,593,939)

	(850,195)	$(11,717,618)	(615,728)	$(8,020,400)

Class K
Shares sold	8,086,449	$116,551,910	8,588,334	$118,120,962
Shares issued in reinvestment of distributions	944,879	13,785,791	573,024	7,506,616
Shares redeemed	(2,452,685)	(36,118,616)	(3,702,804)	(50,846,799)

	6,578,643	$94,219,085	5,458,554	$74,780,779

Class R
Shares sold	318,030	$4,592,493	640,082	$8,528,551
Shares issued in reinvestment of distributions	45,351	646,703	31,589	404,970
Shares redeemed	(68,603)	(968,359)	(423,890)	(5,648,428)

	294,778	$4,270,837	247,781	$3,285,093

	5,404,388	$77,832,461	4,994,290	$69,085,218

80/20 Target Allocation
Institutional
Shares sold	5,295,477	$84,523,564	7,977,433	$118,302,472
Shares issued in reinvestment of distributions	1,216,221	19,264,943	580,117	8,115,842
Shares redeemed	(3,446,169)	(54,571,617)	(5,474,357)	(81,402,949)

	3,065,529	$49,216,890	3,083,193	$45,015,365

Investor A
Shares sold and automatic conversion of shares	1,997,682	$31,271,767	3,572,051	$51,319,425
Shares issued in reinvestment of distributions	833,603	12,895,839	396,887	5,429,408
Shares redeemed	(1,865,297)	(29,234,861)	(3,136,238)	(45,174,124)

	965,988	$14,932,745	832,700	$11,574,709

Investor C
Shares sold	378,185	$5,666,718	913,419	$12,733,320
Shares issued in reinvestment of distributions	154,247	2,298,287	56,708	748,546
Shares redeemed and automatic conversion of shares	(665,713)	(9,960,788)	(980,129)	(13,641,998)

	(133,281)	$(1,995,783)	(10,002)	$(160,132)

Class K
Shares sold	5,298,425	$83,714,196	8,196,081	$120,452,972
Shares issued in reinvestment of distributions	1,212,756	19,210,051	527,236	7,376,039
Shares redeemed	(2,435,461)	(39,082,389)	(3,591,236)	(53,325,705)

	4,075,720	$63,841,858	5,132,081	$74,503,306

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 03/31/24		Year Ended 09/30/23
Fund Name/Share Class	Shares	Amount	Shares	Amount

80/20 Target Allocation (continued)
Class R
Shares sold	332,097	$5,165,942	453,133	$6,491,848
Shares issued in reinvestment of distributions	54,624	838,476	18,719	254,394
Shares redeemed	(51,138)	(803,090)	(130,778)	(1,882,047)

	335,583	$5,201,328	341,074	$4,864,195

	8,309,539	$131,197,038	9,379,046	$135,797,443

As of March 31, 2024, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

Share Class	20/80 Target Allocation	40/60 Target Allocation

Class K	18,349	18,727

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Effective April 11, 2024, the 364-day credit agreement to which BlackRock Funds II, on behalf of the Funds, and the Participating Funds are party was amended to (i) decrease the aggregate commitment amount to $2.40 billion, and (ii) extend the termination date to April 2025.

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds II (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock 20/80 Target Allocation Fund, BlackRock 40/60 Target Allocation Fund, BlackRock 60/40 Target Allocation Fund and BlackRock 80/20 Target Allocation Fund (the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 16-17, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes (such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size utilized for liquidity classifications. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Additional Information

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

A D D I T I O N A L I N F O R M A T I O N	63

Additional Information (continued)

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Distributor

BlackRock Investments, LLC

New York, NY 10001

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

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Glossary of Terms Used in this Report

Portfolio Abbreviation

ETF	Exchange-Traded Fund

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	65

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Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

TARGET-03/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 14 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

2

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: May 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: May 22, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: May 22, 2024

4